Other disclosures - Share-based payment schemes - Share-based payment expensed in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 1,040	kr 823	kr 363
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	189	189	48
Long-term share-based incentive programme (Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 234	162	86
Amortisation period	3 years			4 years
Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 598	436	195
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expensed in the Income statement	kr 19	kr 36	kr 34